RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
Revenue From Services [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Balances and Transactions

Revenue generated from services provided to these universities was as follows:

	For the years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Online education technical and consulting services:
Online Education School of Dongbei University of Finance and Economics	41,757	46,459	54,576
Online Education School of Renmin University of China(i)	63,926	56,758	47,389
Online Education School of Chongqing University	43,815	57,175	70,149
Online Education School of China Agricultural University	48,482	49,068	49,394
Online Education School of Beijing Language and Culture University	29,096	33,531	39,042
Online Education School of Central University of Finance and Economics	2,309	2,834	2,284
Online Education School of Guangxi Radio and TV University	319	251	1,585
Online Education School of Fujian Radio and TV University	1,830	3,747	5,191
Zhejiang Normal University	-	-	2,192

Total	231,534	249,823	271,802

Deferred Revenues [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Balances and Transactions

Deferred revenues associated with services provided to related parties were as follows:

	As of December 31,
	2011	2012
	RMB	RMB
Online Education School of Dongbei University of Finance and Economics	13,214	14,616
Online Education School of Renmin University of China	14,069	11,431
Online Education School of Chongqing University	12,352	18,385
Online Education School of China Agricultural University	12,927	11,018
Online Education School of Beijing Language and Culture University	12,545	10,005
Online Education School of Guangxi Radio and TV University	66	76
Online Education School of Fujian Radio and TV University	-	150

	65,173	65,681

Amounts Due From Related Parties [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Balances and Transactions

As of December 31, 2011 and 2012, the following balances were due from related parties:

	As of December 31,
	2011	2012
	RMB	RMB
Schools owned by the noncontrolling shareholders of the Company's subsidiaries:
Online Education School of Dongbei University of Finance and Economics (i)	11,418	31,272
Online Education School of Renmin University of China (i)	98,158	71,361
Online Education School of Chongqing University (i)(ii)	87,756	107,396
Online Education School of China Agricultural University of China (i)	22,837	72,768
Online Education School of Beijing Language and Culture University (i)	15,633	14,133
Online Education School of Guangxi Radio and TV University (i)	296	325
Online Education School of Fujian Radio and TV University (i)	1,918	2,920
Zhejiang Normal University	-	1,988

	238,016	302,163

(i)	The fees for services provided to the online schools are collected on a periodic basis. The excess amount of revenue recognized over the cash collection is recorded as amounts due from related parties.
(ii)	The amounts due from Online Education School of Chongqing University includes RMB41,979 of amounts due from related party-non current.

Amounts Due To Related Parties [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Balances and Transactions

As of December 31, 2011 and 2012, the following balances were due to related parties:

	As of December 31,
	2011	2012
	RMB	RMB
Entity managed by management of the Group:
The Fourth Middle School of Anqing (ii)	1,953	1,926
Parent company of a noncontrolling shareholder:
Rendashiji Technology Development Co., Ltd.(iii)	-	522
Schools owned by the noncontrolling shareholders of the Company's subsidiaries:
Online Education School of Dongbei University of Finance and Economics (i)	5,234	32,018
Online Education School of Dongbei University of Finance and Economics (iii)	4,642	-
Online Education School of Chongqing University (i)	810	268
Online Education School of Central University of Finance and Economics (i)	-	226
Online Education School of China Agricultural University of China (i)	3	355
Online Education School of Guangxi Radio and TV University (i)	6	-
Online Education School of Fujian Radio and TV University (i)	46	46
Online Education School of Beijing Language and Culture University (i)	452	-
Zhejiang Normal University (i)	-	146

	13,146	35,507

(i)	The amounts represented cash collected on behalf of the related parties.

(ii)	The amount primarily represents royalty fees to be paid.

(iii)	The amount represents dividend declared but not paid as of December 31, 2012.